NTI - NTI Merger (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014	Jun. 10, 2009
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01	$ 0.01
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.70%
Western Acquisition Holdings, LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Northern Tier Energy GP LLC [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			100.00%
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			38.40%
MergerCo HoldCo [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Subsequent Event [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01
Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 858.2
Subsequent Event [Member] | Northern Tier Energy LP [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		17.1
Subsequent Event [Member] | Minimum [Member] | Northern Tier Energy LP [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Cash payments to acquire business, per unit		$ 15.00
Payment of shares to acquire business, per unit		0.2986
Subsequent Event [Member] | Maximum [Member] | Northern Tier Energy LP [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Cash payments to acquire business, per unit		26.06
Payment of shares to acquire business, per unit		$ 0.7036